UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                 |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Matrix Asset Advisors, Inc.

                                 Address: 747 Third Avenue, 31st Floor

                                          New York, NY  10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                     11/13/2003
------------------------        -------------------         --------------------
                                |X|  13F HOLDINGS REPORT.
                                |_|  13F NOTICE.
                                |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        ______________________

Form 13F Information Table Entry Total:   ______________________

Form 13F Information Table Value Total:   ______________________

List of Other Included Managers:

No. 13F File Number                       Name

Matrix Asset Advisors, Inc.
FORM 13F
30-Sep-03

FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS      SOLE    SHARED    NONE
------------------------------ --------------   --------- -------- -------- --- ---- -------   --------    --------  ------    ----
AOL Time Warner                      COM        00184a105      449    29711  SH        Sole                   29711
Abbott Laboratories                  COM        002824100    25582   601216  SH        Sole                  601216
Adaptec Inc.                         COM        00651F108    17616  2330144  SH        Sole                 2330144
American Express Co.                 COM        025816109    12783   283689  SH        Sole                  283689
American International Group I       COM        026874107    22225   385187  SH        Sole                  385187
American Power Conversion            COM        029066107    19783  1143545  SH        Sole                 1143545
Ametek, Inc.                         COM        031100100      236     5500  SH        Sole                    5500
Amgen                                COM        031162100     6680   103535  SH        Sole                  103535
Automatic Data Processing            COM        053015103      551    15358  SH        Sole                   15358
Bank One Corporation                 COM        06423a103      202     5237  SH        Sole                    5237
Bank of America Corp.                COM        060505104    11572   148278  SH        Sole                  148278
Bank of New York                     COM        064057102    14785   507901  SH        Sole                  507901
Baxter Int'l Inc.                    COM        071813109    30918  1063927  SH        Sole                 1063927
Bellsouth Corp.                      COM        079860102      280    11831  SH        Sole                   11831
Belvedere Resources, Ltd.            COM        080903107        5    10000  SH        Sole                   10000
Biomet                               COM        090613100      540    16125  SH        Sole                   16125
Biophan Technologies Inc             COM        09064v105        4    24000  SH        Sole                   24000
Boston Scientific                    COM        101137107     2714    42536  SH        Sole                   42536
Bristol-Myers                        COM        110122108    24499   954747  SH        Sole                  954747
CVS Corp.                            COM        126650100    21249   684139  SH        Sole                  684139
Chubb Corp.                          COM        171232101      260     4014  SH        Sole                    4014
Cigna High Income SHRS               COM        12551d109       26    10000  SH        Sole                   10000
Citigroup                            COM        172967101    23374   513610  SH        Sole                  513610
Coca Cola                            COM        191216100     1087    25307  SH        Sole                   25307
Comerica Inc.                        COM        200340107    10314   221332  SH        Sole                  221332
Dollar General                       COM        256669102     6351   317555  SH        Sole                  317555
Eli Lilly and Company                COM        532457108     3219    54200  SH        Sole                   54200
Enviornmental Energy Service         COM        29406q101        0    10000  SH        Sole                   10000
Exxon Mobil Corporation              COM        30231g102     1664    45462  SH        Sole                   45462
Federal Natl. Mortgage Assn.         COM        313586109     2766    39408  SH        Sole                   39408
First Place Financial Corp.          COM        33610t109      465    26181  SH        Sole                   26181
Fleet Boston Financial Corp          COM        339030108    12677   420451  SH        Sole                  420451
Freddie Mac                          COM        313400301     8194   156523  SH        Sole                  156523
Gap Inc.                             COM        364760108    18066  1055254  SH        Sole                 1055254
General Electric Co.                 COM        369604103    25925   869687  SH        Sole                  869687
Genta Inc                            COM        37245m207      231    18252  SH        Sole                   18252
Guidant Corp.                        COM        401698105    27536   587748  SH        Sole                  587748
HCA - The Healthcare Company         COM        404119109     1988    53922  SH        Sole                   53922
Intel Corporation                    COM        458140100    13697   497696  SH        Sole                  497696
International Business Machine       COM        459200101      210     2383  SH        Sole                    2383
Interpublic Group                    COM        460690100      543    38485  SH        Sole                   38485
J. P. Morgan Chase & Co.             COM        46625H100    16971   494339  SH        Sole                  494339
Johnson & Johnson                    COM        478160104     7902   159578  SH        Sole                  159578
Kyocera Corp - Spons ADR             COM        501556203    15874   267505  SH        Sole                  267505
Leggett & Platt Inc.                 COM        524660107     9539   441025  SH        Sole                  441025
Liberty Media Corp - A               COM        530718105     7234   725590  SH        Sole                  725590
Lucent Technologies                  COM        549463107     1638   758559  SH        Sole                  758559
Manpower Inc.                        COM        56418H100    12733   343195  SH        Sole                  343195
McDonald's Corp.                     COM        580135101      679    28853  SH        Sole                   28853
McKesson HBOC, Inc.                  COM        581557105     1979    59450  SH        Sole                   59450
Medco Health Solutions Inc           COM        58405u102      963    37154  SH        Sole                   37154
Merck & Co., Inc.                    COM        589331107    32239   636882  SH        Sole                  636882
Merrill Lynch & Co.                  COM        590188108    22108   413001  SH        Sole                  413001
Microsoft Corporation                COM        594918104     1784    64169  SH        Sole                   64169
Morgan Stanley                       COM        617446448    23402   463779  SH        Sole                  463779
Nokia Corp.                          COM        654902204    20512  1314903  SH        Sole                 1314903
Novellus Systems                     COM        670008101    17704   526894  SH        Sole                  526894
Office Depot Inc.                    COM        676220106    20937  1490155  SH        Sole                 1490155
Pepsi Bottling Group Inc             COM        713409100     5374   261125  SH        Sole                  261125
Pfizer, Inc.                         COM        717081103    41049  1351193  SH        Sole                 1351193
Sky Financial Group Inc.             COM        83080p103      306    13591  SH        Sole                   13591
Sun Microsystems Inc.                COM        866810104       51    15400  SH        Sole                   15400
Symbol Technologies, Inc.            COM        871508107    20259  1695321  SH        Sole                 1695321
Tidewater Inc.                       COM        886423102     2435    86025  SH        Sole                   86025
USA Technologies Inc                 COM        90328s401        7    17000  SH        Sole                   17000
Verizon Communications               COM        92343v104      670    20667  SH        Sole                   20667
Vishay Intertechnology               COM        928298108    24097  1375377  SH        Sole                 1375377
Vyrex Corp.                          COM        92922E101        4    33000  SH        Sole                   33000
Wachovia Corp.                       COM        929903102      684    16605  SH        Sole                   16605
Wal-Mart Stores, Inc.                COM        931142103      554     9925  SH        Sole                    9925
Walt Disney Company                  COM        254687106    20381  1010480  SH        Sole                 1010480
Waste Management Inc.                COM        94106l109      765    29215  SH        Sole                   29215
Wells Fargo Company                  COM        949746101      301     5842  SH        Sole                    5842
Wyeth                                COM        983024100    22993   498760  SH        Sole                  498760
Alt Health Care Systems                         021452107        0    15000  SH        Sole                   15000
E-Kong Group Ltd.                               G2952Q109        0    12500  SH        Sole                   12500
FEOCII Subscription Agreement                    8324009       100   100000  SH        Sole                  100000
Gulf International Minerals (C                  402290100       17    50000  SH        Sole                   50000
International Meta Systems                      45986b108        0    25830  SH        Sole                   25830
Prism Support Hldgs LLC                          3030551         0   250000  SH        Sole                  250000
Wachovia Corp Pfd 0% (call 1/1                                   1    40227  SH        Sole                   40227

REPORT SUMMARY                            81 DATA RECORDS   725514 28492190                                28492190